Income taxes - Reconciliation of income tax (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of income tax:
Income taxes at federal statutory rate (as a percent)	21.00%	21.00%
State income tax, net of federal benefit (as a percent)	6.00%	3.00%
Change in state tax rate (as a percent)	2.50%	(1.40%)
Change in fair value of warrant liabilities (as percent)	0.30%	5.70%
Other (as a percent)	0.60%	(0.80%)
Valuation allowance (as a percent)	(30.40%)	(27.50%)
Effective tax rate (as a percent)	0.00%	0.00%